INCOME TAX EXPENSE (Details) - CNY (¥) ¥ in Millions		12 Months Ended
	Mar. 06, 2007	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Composition of income tax expenses
Enterprise income tax rate (as a percent)		25.00%	25.00%	25.00%
Net operating loss carry forwards		¥ 6,420.0
China
Composition of income tax expenses
Enterprise income tax rate (as a percent)	25.00%	25.00%
Hong Kong
Composition of income tax expenses
Enterprise income tax rate (as a percent)		16.50%
Youxinpai (Beijing) Information Technology Co., Ltd | China
Composition of income tax expenses
Preferential tax rate (as a percent)				15.00%
Youxin Internet (Beijing) Information Technology Co., Ltd. | China
Composition of income tax expenses
Preferential tax rate (as a percent)		15.00%	15.00%
PRC subsidiaries, VIE's and VIE's subsidiaries | China
Composition of income tax expenses
Enterprise income tax rate (as a percent)		25.00%